Transactions with Related Parties - Ocean Rig (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Apr. 05, 2016	Mar. 29, 2016	Jun. 30, 2017	Jun. 30, 2016	Apr. 04, 2016
Cash consideration from sale			$ 0	$ 49,911
Offshore support vessels Crescendo and Jubilee
Time Charter Agreement Duration		60 days
Ocean Rig
Cash consideration from sale	$ 49,911
Ownership interest in Ocean Rig	0.00%				40.40%